Schedule of Investments (unaudited)
December 31, 2025
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Health Care REITs — 44.6%
Alexandria Real Estate Equities, Inc.	307,035	$ 15,026,293
American Healthcare REIT, Inc.	299,648	14,101,435
CareTrust REIT, Inc.	398,320	14,403,251
Community Healthcare Trust, Inc.	48,415	794,974
Diversified Healthcare Trust	388,412	1,883,798
Global Medical REIT, Inc.	22,612	762,929
Healthcare Realty Trust, Inc.	587,387	9,956,210
Healthpeak Properties, Inc.	1,240,827	19,952,498
LTC Properties, Inc.	80,749	2,776,151
Medical Properties Trust, Inc.	893,482	4,467,410
National Health Investors, Inc.	83,271	6,359,406
Omega Healthcare Investors, Inc.	528,105	23,416,176
Sabra Health Care REIT, Inc.	421,276	7,978,967
Sila Realty Trust, Inc.	98,461	2,295,126
Universal Health Realty Income Trust	22,813	894,498
Ventas, Inc.	767,909	59,420,798
Welltower, Inc.(a)	866,999	160,923,684
		345,413,604
Residential REITs — 37.7%
American Homes 4 Rent, Class A	611,593	19,632,135
Apartment Investment & Management Co., Class A	233,611	1,387,650
AvalonBay Communities, Inc.	199,008	36,082,141
BRT Apartments Corp.	19,169	281,784
Camden Property Trust	188,950	20,799,616
Centerspace	29,811	1,988,990
Elme Communities	157,005	2,731,887
Equity LifeStyle Properties, Inc.(a)	343,928	20,845,476
Equity Residential	580,204	36,576,060
Essex Property Trust, Inc.	114,084	29,853,501
Independence Realty Trust, Inc.	426,309	7,451,881
Invitation Homes, Inc.	1,095,276	30,437,720
Mid-America Apartment Communities, Inc.	208,284	28,932,731
NexPoint Residential Trust, Inc.	39,781	1,197,408
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	219,220	$ 27,163,550
UDR, Inc.	591,369	21,691,415
UMH Properties, Inc.	142,087	2,260,604
Veris Residential, Inc.	133,583	1,987,715
		291,302,264
Specialized REITs — 17.1%
CubeSmart	405,191	14,607,136
Extra Space Storage, Inc.	345,501	44,991,140
National Storage Affiliates Trust	126,162	3,559,030
Public Storage	259,032	67,218,804
Smartstop Self Storage REIT, Inc.	55,218	1,708,445
		132,084,555
Total Long-Term Investments — 99.4% (Cost: $867,133,050)		768,800,423
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(b)(c)(d)	140,090	140,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)(c)	1,931,265	1,931,265
Total Short-Term Securities — 0.3% (Cost: $2,071,426)		2,071,426
Total Investments — 99.7% (Cost: $869,204,476)		770,871,849
Other Assets Less Liabilities — 0.3%		2,183,252
Net Assets — 100.0%		$ 773,055,101

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,772,017	$ —	$ (7,630,477)(a)	$ (1,271)	$ (108)	$ 140,161	140,090	$ 6,595 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,770,542	160,723 (a)	—	—	—	1,931,265	1,931,265	51,269	—
				$ (1,271)	$ (108)	$ 2,071,426		$ 57,864	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	117	03/20/26	$ 4,186	$ (15,478)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 768,800,423	$ —	$ —	$ 768,800,423
Short-Term Securities
Money Market Funds	2,071,426	—	—	2,071,426
	$ 770,871,849	$ —	$ —	$ 770,871,849
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (15,478)	$ —	$ —	$ (15,478)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust